Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary	Summary	Compensation	Compensation	Average Summary		Value of Initial
	Compensation	Compensation	Actually	Actually	Compensation Table Total	Average Compensation	Fixed $100 Investment
	Table Total for	Table Total for	Paid to	Paid to	Table Total for	Actually Paid	Based On: Total	Net Income
Year (1)	Lowe ($) (2)	Scheirman ($) (2)	Lowe ($) (3)	Scheirman ($) (3)	Non-PEO NEOs ($) (2)	for Non-PEO NEOs ($) (3)	Shareholder Return ($) (4)	(in thousands) ($)
2025	3,794,309	-	403,598	-	1,217,036	781,832	41	14,950
2024	4,545,499	5,236,584	6,422,375	7,136,835	1,108,340	1,240,891	83	19,521
2023	-	6,072,567	-	5,292,252	1,663,181	1,489,262	53	23,985

(1)	The principal executive officers (“PEOs”) and other NEOs for the applicable years were as follows:

2025: John Lowe served as the Company’s PEO, and Jeff Hochstadt and Toni Thompson served as NEOs, for the entirety of 2025.

2024: John Lowe served as the Company’s PEO beginning January 25, 2024 and Scott Scheirman served as the Company’s PEO through his January 25, 2024 retirement. The Company’s other NEOs during 2024 were: Jeff Hochstadt, Toni Thompson, Lane Dubin and Sarah Kilgore.

2023: Scott Scheirman served as the Company’s PEO, and Lane Dubin and John Lowe served as NEOs, for the entirety of 2023.

(2)	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Lowe and Mr. Scheirman, as applicable, and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year in the case of the other NEOs, including Mr. Lowe for 2023.
(3)	To calculate “Compensation Actually Paid” (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Lowe, Mr. Scheirman and for the average of the other NEOs is set forth following the footnotes to this table.*
(4)	Pursuant to rules of the SEC, the calculation assumes $100 was invested on December 31, 2022 in our Common Stock. Historic stock price performance is not necessarily indicative of future stock price performance.

*Compensation Actually Paid Adjustments (see FN 3 above)

		Minus	Plus	Plus (Minus)	Plus	Plus (Minus)	Minus	Plus	Minus	Equals
						Change in Fair
						Value as of	Fair Value as
						Vesting Date of	of Prior Fiscal
			Fair Value at			Stock Option and	Year-End of
			Fiscal Year-End	Change in Fair	Fair Value at	Stock Awards	Stock Option and	Changes in
		Grant Date	of Outstanding	Value of	Vesting of Stock	Granted in	Stock Awards	Fair Value to
		Fair Value of	and Unvested	Outstanding and	Option and Stock	Prior Fiscal Years	Granted in Prior	Reflect Excess
		Stock Option	Stock Option	Unvested Stock	Awards Granted	for which Applicable	Fiscal Years that	Fair Value	Awards Made in
		and Stock	and Stock	Option and Stock	in Fiscal Year	Vesting Conditions	Failed to Meet	Resulting from	Prior Fiscal Years
	Summary	Awards Granted	Awards Granted	Awards Granted	that Vested	Were Satisfied	Applicable Vesting	Modifications to	that were Forfeited
	Compensation Table	in Fiscal	in Fiscal	in Prior Fiscal	During Fiscal	During Fiscal	Conditions During	Stock Option and	During Current	Compensation
Year	Total ($) (a)	Year ($) (b)	Year ($) (c)	Years ($) (d)	Year ($) (e)	Year ($) (f)	Fiscal Year ($) (g)	Stock Awards ($) (h)	Fiscal Year ($)	Actually Paid ($)
PEO(i)
2025	3,794,309	(2,611,944)	1,326,044	(2,498,330)	805,200	(411,681)	-	-	-	403,598
2024	4,545,499	(3,102,679)	4,450,139	334,506	-	194,910	-	-	-	6,422,375
2023	-	-	-	-	-	-	-	-	-	-
Scott Scheirman(i)
2025	-	-	-	-	-	-	-	-	-	-
2024	5,236,584	-	-	920,077	-	980,174	-	-	-	7,136,835
2023	6,072,567	(4,682,037)	3,421,712	-	-	(350,800)	-	830,810	-	5,292,252
Average Other NEOs(i)
2025	1,217,036	(472,991)	240,011	(173,600)	145,943	(174,567)	-	-	-	781,832
2024	1,108,340	(239,203)	188,815	130,325	-	96,271	-	80,844	(124,501)	1,240,891
2023	1,663,181	(897,743)	814,865	-	-	(91,041)	-	-	-	1,489,262

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)	Represents the grant date fair value of the Option awards and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)	Represents the fair value at fiscal year-end of the Option awards and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(d)	Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)	Represents the fair value as of the last day of the prior fiscal year of the Option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)	Represents the incremental fair value associated with the modification of Mr. Scheirman’s LTIP awards in 2023 and Ms. Kilgore’s outstanding awards in connection with her separation in 2024.
(i)	See footnote 1 above for the PEOs included for each year and the other NEOs included in the average for each year.

Named Executive Officers, Footnote
(1)	The principal executive officers (“PEOs”) and other NEOs for the applicable years were as follows:

2025: John Lowe served as the Company’s PEO, and Jeff Hochstadt and Toni Thompson served as NEOs, for the entirety of 2025.

2024: John Lowe served as the Company’s PEO beginning January 25, 2024 and Scott Scheirman served as the Company’s PEO through his January 25, 2024 retirement. The Company’s other NEOs during 2024 were: Jeff Hochstadt, Toni Thompson, Lane Dubin and Sarah Kilgore.

2023: Scott Scheirman served as the Company’s PEO, and Lane Dubin and John Lowe served as NEOs, for the entirety of 2023.

Adjustment To PEO Compensation, Footnote
(2)	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Lowe and Mr. Scheirman, as applicable, and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year in the case of the other NEOs, including Mr. Lowe for 2023.
(3)	To calculate “Compensation Actually Paid” (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Lowe, Mr. Scheirman and for the average of the other NEOs is set forth following the footnotes to this table.*

*Compensation Actually Paid Adjustments (see FN 3 above)

		Minus	Plus	Plus (Minus)	Plus	Plus (Minus)	Minus	Plus	Minus	Equals
						Change in Fair
						Value as of	Fair Value as
						Vesting Date of	of Prior Fiscal
			Fair Value at			Stock Option and	Year-End of
			Fiscal Year-End	Change in Fair	Fair Value at	Stock Awards	Stock Option and	Changes in
		Grant Date	of Outstanding	Value of	Vesting of Stock	Granted in	Stock Awards	Fair Value to
		Fair Value of	and Unvested	Outstanding and	Option and Stock	Prior Fiscal Years	Granted in Prior	Reflect Excess
		Stock Option	Stock Option	Unvested Stock	Awards Granted	for which Applicable	Fiscal Years that	Fair Value	Awards Made in
		and Stock	and Stock	Option and Stock	in Fiscal Year	Vesting Conditions	Failed to Meet	Resulting from	Prior Fiscal Years
	Summary	Awards Granted	Awards Granted	Awards Granted	that Vested	Were Satisfied	Applicable Vesting	Modifications to	that were Forfeited
	Compensation Table	in Fiscal	in Fiscal	in Prior Fiscal	During Fiscal	During Fiscal	Conditions During	Stock Option and	During Current	Compensation
Year	Total ($) (a)	Year ($) (b)	Year ($) (c)	Years ($) (d)	Year ($) (e)	Year ($) (f)	Fiscal Year ($) (g)	Stock Awards ($) (h)	Fiscal Year ($)	Actually Paid ($)
PEO(i)
2025	3,794,309	(2,611,944)	1,326,044	(2,498,330)	805,200	(411,681)	-	-	-	403,598
2024	4,545,499	(3,102,679)	4,450,139	334,506	-	194,910	-	-	-	6,422,375
2023	-	-	-	-	-	-	-	-	-	-
Scott Scheirman(i)
2025	-	-	-	-	-	-	-	-	-	-
2024	5,236,584	-	-	920,077	-	980,174	-	-	-	7,136,835
2023	6,072,567	(4,682,037)	3,421,712	-	-	(350,800)	-	830,810	-	5,292,252
Average Other NEOs(i)
2025	1,217,036	(472,991)	240,011	(173,600)	145,943	(174,567)	-	-	-	781,832
2024	1,108,340	(239,203)	188,815	130,325	-	96,271	-	80,844	(124,501)	1,240,891
2023	1,663,181	(897,743)	814,865	-	-	(91,041)	-	-	-	1,489,262

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)	Represents the grant date fair value of the Option awards and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)	Represents the fair value at fiscal year-end of the Option awards and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(d)	Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)	Represents the fair value as of the last day of the prior fiscal year of the Option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)	Represents the incremental fair value associated with the modification of Mr. Scheirman’s LTIP awards in 2023 and Ms. Kilgore’s outstanding awards in connection with her separation in 2024.
(i)	See footnote 1 above for the PEOs included for each year and the other NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 1,217,036	$ 1,108,340	$ 1,663,181
Non-PEO NEO Average Compensation Actually Paid Amount	$ 781,832	1,240,891	1,489,262
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Lowe and Mr. Scheirman, as applicable, and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year in the case of the other NEOs, including Mr. Lowe for 2023.
(3)	To calculate “Compensation Actually Paid” (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Lowe, Mr. Scheirman and for the average of the other NEOs is set forth following the footnotes to this table.*

*Compensation Actually Paid Adjustments (see FN 3 above)

		Minus	Plus	Plus (Minus)	Plus	Plus (Minus)	Minus	Plus	Minus	Equals
						Change in Fair
						Value as of	Fair Value as
						Vesting Date of	of Prior Fiscal
			Fair Value at			Stock Option and	Year-End of
			Fiscal Year-End	Change in Fair	Fair Value at	Stock Awards	Stock Option and	Changes in
		Grant Date	of Outstanding	Value of	Vesting of Stock	Granted in	Stock Awards	Fair Value to
		Fair Value of	and Unvested	Outstanding and	Option and Stock	Prior Fiscal Years	Granted in Prior	Reflect Excess
		Stock Option	Stock Option	Unvested Stock	Awards Granted	for which Applicable	Fiscal Years that	Fair Value	Awards Made in
		and Stock	and Stock	Option and Stock	in Fiscal Year	Vesting Conditions	Failed to Meet	Resulting from	Prior Fiscal Years
	Summary	Awards Granted	Awards Granted	Awards Granted	that Vested	Were Satisfied	Applicable Vesting	Modifications to	that were Forfeited
	Compensation Table	in Fiscal	in Fiscal	in Prior Fiscal	During Fiscal	During Fiscal	Conditions During	Stock Option and	During Current	Compensation
Year	Total ($) (a)	Year ($) (b)	Year ($) (c)	Years ($) (d)	Year ($) (e)	Year ($) (f)	Fiscal Year ($) (g)	Stock Awards ($) (h)	Fiscal Year ($)	Actually Paid ($)
PEO(i)
2025	3,794,309	(2,611,944)	1,326,044	(2,498,330)	805,200	(411,681)	-	-	-	403,598
2024	4,545,499	(3,102,679)	4,450,139	334,506	-	194,910	-	-	-	6,422,375
2023	-	-	-	-	-	-	-	-	-	-
Scott Scheirman(i)
2025	-	-	-	-	-	-	-	-	-	-
2024	5,236,584	-	-	920,077	-	980,174	-	-	-	7,136,835
2023	6,072,567	(4,682,037)	3,421,712	-	-	(350,800)	-	830,810	-	5,292,252
Average Other NEOs(i)
2025	1,217,036	(472,991)	240,011	(173,600)	145,943	(174,567)	-	-	-	781,832
2024	1,108,340	(239,203)	188,815	130,325	-	96,271	-	80,844	(124,501)	1,240,891
2023	1,663,181	(897,743)	814,865	-	-	(91,041)	-	-	-	1,489,262

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)	Represents the grant date fair value of the Option awards and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)	Represents the fair value at fiscal year-end of the Option awards and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(d)	Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)	Represents the fair value as of the last day of the prior fiscal year of the Option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)	Represents the incremental fair value associated with the modification of Mr. Scheirman’s LTIP awards in 2023 and Ms. Kilgore’s outstanding awards in connection with her separation in 2024.
(i)	See footnote 1 above for the PEOs included for each year and the other NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 41	83	53
Net Income (Loss)	$ 14,950,000	19,521,000	23,985,000
PEO Name	John Lowe
John Lowe
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,794,309	4,545,499
PEO Actually Paid Compensation Amount	403,598	6,422,375
Scott Scheirman
Pay vs Performance Disclosure
PEO Total Compensation Amount		5,236,584	6,072,567
PEO Actually Paid Compensation Amount		7,136,835	5,292,252
PEO | John Lowe | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,611,944)	(3,102,679)
PEO | John Lowe | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,326,044	4,450,139
PEO | John Lowe | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,498,330)	334,506
PEO | John Lowe | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	805,200
PEO | John Lowe | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(411,681)	194,910
PEO | Scott Scheirman | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,682,037)
PEO | Scott Scheirman | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,421,712
PEO | Scott Scheirman | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		920,077
PEO | Scott Scheirman | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		980,174	(350,800)
PEO | Scott Scheirman | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			830,810
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(472,991)	(239,203)	(897,743)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	240,011	188,815	814,865
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(173,600)	130,325
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	145,943
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (174,567)	96,271	$ (91,041)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		80,844
Non-PEO NEO | Awards Made In Prior Fiscal Yeras That Were Forfeited During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (124,501)